Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
22. Commitments and contingencies
Capital Commitments
The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. Total capital commitments contracted but not yet reflected in the financial statements as of December 31, 2020 and 2021 amounted to RMB 1,250,123,850 and RMB 545,978,654 (US$ 85,675,965) respectively. All of the commitments relating to the construction will be settled in installments.